OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2025
OTHER PAYABLES AND ACCRUALS
Schedule of other payables and accruals

Other payables and accruals are consisted of the follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Payables for purchase of property, plant and equipment	10,559,983	9,155,627
Freight payables	1,108,065	1,134,905
Liability related to disposal of a subsidiary (Note 8)	576,293	570,463
Value-added tax and other tax payables	482,624	460,361
Commission payables	175,854	223,236
Accrued warranty cost	268,445	210,075
Accrued utilities, rentals and interest	319,991	109,401
Customs duties	98,278	100,020
Accrued professional service fees	80,365	74,201
Liabilities in the Trusts (Note 24)	2,706,444	59,054
Payables for investments	40,000	60,000
Contracted labor fees	30,488	49,318
Insurance premium payables	8,576	12,439
Others	117,437	138,364
Total	16,572,843	12,357,464